Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
a) Right-of-Use Assets

Our significant lease arrangements include contracts for leasing office premises, mining equipment, railcars and road and port facilities. As at December 31, 2022, $584 million (2021 – $704 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2022	2021
Opening net book value	$704	$730
Additions	202	141
Depreciation	(142)	(163)
Changes in foreign exchange rates and other	39	(4)
Transfer to assets held for sale	(219)	—
Closing net book value	$584	$704
20.    Leases (continued)

b) Significant Individual Lease Arrangement

TAK leases road and port facilities from the Alaska Industrial Development and Export Authority, through which it ships all concentrates produced at the Red Dog mine. The lease requires TAK to pay a minimum annual user fee of US$6 million until 2040. As at December 31, 2022, the related lease liability was $91 million (2021 – $87 million).

c) Lease Liability Continuity

(CAD$ in millions)	2022	2021
As at January 1	$694	$692
Cash flows
Principal payments	(149)	(139)
Interest payments	(38)	(35)
Non-cash changes
Additions	210	151
Interest expense	38	35
Changes in foreign exchange and other	25	(10)
Transfer to liabilities associated with assets held for sale	(209)	—
As at December 31	$571	$694
Less current portion of lease liabilities	(132)	(127)
Non-current lease liabilities	$439	$567